UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 3.8%	Australia & New Zealand Banking Group Ltd.	633,015	$6,917,168
	BHP Billiton Ltd.	351,111	7,759,995
	Newcrest Mining Ltd.	417,438	9,609,186
	Octaviar Ltd. (a)	6,244,159	43
	Origin Energy Ltd.	235,076	2,418,499
	Telstra Corp. Ltd.	999,670	2,231,519
			28,936,410
Brazil - 2.8%	All America Latina Logistica SA	1,117,030	4,743,074
	Banco Bradesco SA (b)	763,957	7,563,174
	Companhia Vale do Rio Doce (Preference 'A' Shares) (b)	492,605	5,556,584
	Cyrela Brazil Realty SA	856,207	3,399,361
			21,262,193
China - 1.9%	China Coal Energy Co.	8,425,000	6,217,962
	Huaneng Power International, Inc.	11,814,000	7,914,005
			14,131,967
Finland - 2.2%	Fortum Oyj	477,006	9,085,833
	Sampo Oyj	498,029	7,343,630
			16,429,463
France - 9.6%	BNP Paribas SA	280,345	11,566,091
	Bouygues	447,128	15,978,155
	Sanofi-Aventis	415,466	23,316,485
	Total SA	435,399	21,530,274
			72,391,005
Germany - 7.9%	Allianz AG Registered Shares	134,385	11,248,392
	Bayer AG	291,852	13,943,705
	E.ON AG	492,830	13,668,230
	MAN AG	244,191	10,599,621
	Muenchener Rueckversicherungs AG Registered Shares	87,394	10,641,645
			60,101,593
Hong Kong - 3.8%	China Mobile Ltd.	583,000	5,078,464
	Henderson Land Development Co., Ltd.	2,059,000	7,851,330
	Hutchison Whampoa Ltd.	1,585,000	7,780,879
	Industrial and Commercial Bank of China Ltd.	14,775,000	7,678,891
			28,389,564
India - 0.9%	ICICI Bank Ltd. (b)	501,067	6,659,181
Italy - 2.3%	Eni SpA	894,262	17,314,955
Japan - 24.0%	Asahi Breweries Ltd.	609,000	7,304,491
	Daiichi Sankyo Co., Ltd.	335,300	5,637,409
	Daiwa Securities Group, Inc.	1,289,000	5,712,397
	Fuji Photo Film Co., Ltd.	343,200	7,554,315
	Honda Motor Co., Ltd.	748,400	17,816,239
	Japan Prime Realty Investment Corp.	1,468	2,727,948
	Japan Tobacco, Inc.	4,436	11,858,248
	KDDI Corp.	1,856	8,740,164
	Kyocera Corp.	59,500	3,971,568
	Mazda Motor Corp.	5,282,000	8,954,224

1

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	NOK Corp.	563,400	$4,852,857
	Nintendo Co., Ltd.	48,800	14,275,553
	Nippon Sheet Glass Co., Ltd.	2,296,000	5,741,008
	Nippon Telegraph & Telephone Corp.	169,300	6,461,285
	Olympus Corp.	532,000	8,681,491
	Secom Co., Ltd.	210,700	7,801,071
	Shin-Etsu Chemical Co., Ltd.	106,100	5,212,725
	Sumitomo Corp.	842,400	7,320,023
	Sumitomo Mitsui Financial Group, Inc.	347,100	12,221,870
	Takeda Pharmaceutical Co., Ltd.	237,400	8,236,489
	Tokio Marine Holdings, Inc.	532,600	13,117,401
	West Japan Railway Co.	2,157	6,839,679
			181,038,455
Luxembourg - 1.4%	ArcelorMittal	524,826	10,708,393
Russia - 1.0%	MMC Norilsk Nickel (b)	1,244,918	7,469,508
Singapore - 2.0%	DBS Group Holdings Ltd.	2,725,500	15,194,512
South Korea - 1.3%	Samsung Electronics Co., Ltd.	23,175	9,574,923
Spain - 2.5%	Telefonica SA	941,554	18,775,873
Sweden - 1.4%	Electrolux AB	1,410,050	11,035,938
Switzerland - 8.1%	Credit Suisse Group AG	453,982	13,822,832
	Nestle SA Registered Shares	806,325	27,241,178
	The Swatch Group Ltd. Bearer Shares	52,875	6,377,229
	Zurich Financial Services AG	86,094	13,606,581
			61,047,820
Taiwan - 0.5%	HON HAI Precision Industry Co., Ltd.	1,710,000	3,869,387
Turkey - 0.8%	Turkiye Garanti Bankasi AS	4,463,924	6,318,063
United Kingdom - 16.4%	BAE Systems Plc	2,478,961	11,889,344
	GlaxoSmithKline Plc	1,171,565	18,246,702
	National Grid Plc	654,900	5,029,941
	Next Plc	263,541	5,001,017
	Royal Dutch Shell Plc Class B	905,602	19,701,170
	Standard Chartered Plc	597,653	7,421,213
	Unilever Plc	930,442	17,594,350
	United Business Media Ltd.	907,851	5,539,817
	Vodafone Group Plc	14,430,827	25,159,407
	WPP Plc	1,564,663	8,799,323
			124,382,284
	Total Common Stocks - 94.7%		715,031,487
	Warrants (c)
United States - 0.7%	Citigroup Global Markets Holdings, Inc. (Jaiprakash Associates
	Ltd.) (expires 10/24/12)	3,219,782	5,312,640
	Total Warrants - 0.7%		5,312,640
	Total Long-Term Investments
	(Cost - $816,417,751) - 95.4%		720,344,127

2

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Short-Term Securities	(000)		Value
Time Deposits - 2.1%
Australia - 0.0%	Brown Brothers Harriman & Co., 2.23%, 4/01/09	AUD	59	$41,143
Euro - 0.0%	Brown Brothers Harriman & Co., 0.30%, 4/01/09	EUR	67	88,601
Japan - 0.0%	Brown Brothers Harriman & Co., 0.01%, 4/01/09	JPY	1,509	15,244
United States - 2.1%	Brown Brothers Harriman & Co., 0.08%, 4/01/09	USD	15,681	15,681,492
	Total Short-Term Securities
	(Cost - $15,826,421) - 2.1%			15,826,480
	Total Investments
	(Cost - $832,244,172*) - 97.5%			736,170,607
	Other Assets Less Liabilities - 2.5%			19,087,460
	Net Assets - 100.0%			$755,258,067

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$841,044,615
Gross unrealized appreciation	$40,459,868
Gross unrealized depreciation	(145,333,876)
Net unrealized depreciation	$(104,874,008)

(a) Non-income producing security.
(b) Depositary receipts.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

• Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$(20,797,911)	$287,559

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments March 31, 2009 (Unaudited)
• Forward foreign currency contracts as of March 31, 2009 were as follows:
						Unrealized
						Appreciation
Currency Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)
JPY	832,924,468	USD	8,480,408	State Street Bank &	4/01/09	$(65,664)
				Trust Co.
USD	11,603,694	GBP	8,126,405	Citibank NA	4/01/09	(56,428)
USD	302,560	HKD	2,344,898	State Street Bank &	4/01/09	16
				Trust Co.
USD	672,590	SEK	5,504,607	Goldman Sachs &	4/01/09	2,891
				Co.
JPY	119,263,348	USD	1,234,227	Citibank NA	4/02/09	(29,338)
USD	2,961,287	GBP	2,088,355	State Street Bank &	4/02/09	(35,176)
				Trust Co.
USD	2,384,683	JPY	234,533,560	State Street Bank &	4/03/09	15,222
				Trust Co.
AUD	46,500,000	USD	31,852,500	State Street Bank &	6/16/09	317,988
				Trust Co.
EUR	40,197,134	USD	54,525,000	State Street Bank &	6/16/09	(1,113,601)
				Trust Co.
GBP	16,409,076	USD	23,522,000	Brown Brothers	6/16/09	28,768
				Harriman & Co.
GBP	5,190,000	USD	7,494,723	State Street Bank &	6/16/09	(45,889)
				Trust Co.
HKD	23,346,218	USD	3,014,000	Brown Brothers	6/16/09	(349)
				Harriman & Co.
USD	2,058,000	AUD	2,984,555	Brown Brothers	6/16/09	(6,830)
				Harriman & Co.
USD	3,382,932	CHF	3,790,000	State Street Bank &	6/16/09	47,649
				Trust Co.
USD	8,821,000	EUR	6,617,280	Brown Brothers	6/16/09	28,378
				Harriman & Co.
USD	24,736,000	HKD	191,614,950	JPMorgan Chase	6/16/09	1,346
USD	31,901,000	JPY	3,139,265,757	Brown Brothers	6/16/09	147,027
				Harriman & Co.
USD	26,094,000	CHF	29,674,749	Brown Brothers	6/23/09	(24,828)
				Harriman & Co.
Total						$(788,818)

• Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

4

BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments March 31, 2009 (Unaudited)
• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*
	Assets	Assets	Liabilities
Level 1	$35,390,882	-	-
Level 2	700,779,682	$ 589,285	$ (1,378,103)
Level 3	43	-	-
Total	$736,170,607	$ 589,285	$ (1,378,103)
* Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance, as of January 1, 2009	$60
Change in unrealized appreciation (depreciation)	(17)
Balance, as of March 31, 2009	$43

5

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: May 20, 2009